Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

19.1 Capital expenditure commitments

The Company did not have capital expenditure commitments at the reporting date.

19.2 Operating expenditure commitments

The Company has committed rental expense of AED 114,590 (USD 31,206) as of June 30, 2025 (2024 — AED

117,573) and rent agreements are renewable on an annual basis.

19.3 Contingent liabilities

	June 30, 2025		December 31, 2024
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000

20. COMMITMENTS AND CONTINGENCIES

20.1 Capital expenditure commitments

The Company did not have capital expenditure commitments at the reporting date.

20.2 Operating expenditure commitments

The Company has committed rental expense of AED 216,200 ($58,878) as of December 31, 2024 (2023 - AED 190,225).

20.3 Contingent liabilities

	December 31, 2024		December 31, 2023
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000